Assets held for sale and discontinued operations - Summary of Statement of Comprehensive Income for discontinued operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations	£ (1,362)	£ 2,172	£ 1,658
Net losses in respect of cash flow hedging of capital expenditure	10	(1)	(12)
Tax on items that will never be reclassified to profit or loss	341	(496)	(472)
Total items from continuing operations that will never be reclassified to profit or loss	(1,011)	1,687	1,220
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	0	(57)	67
Net gains/(losses) in respect of cost of hedging	(16)	1	20
Tax on items that may be reclassified subsequently to profit or loss	11	15	(8)
Total items from continuing operations that may be reclassified subsequently to profit or loss	684	579	(1,187)
Other comprehensive (loss)/income for the year, net of tax	(227)	211	(216)
Total comprehensive income for the year from discontinued operations	4,856	382	121
Discontinued operations
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations	(313)	309	(250)
Net losses on financial liability designated at fair value through profit and loss attributable to changes in own credit risk	0	(1)	(11)
Net losses in respect of cash flow hedging of capital expenditure	0	0	(2)
Tax on items that will never be reclassified to profit or loss	78	(94)	50
Total items from continuing operations that will never be reclassified to profit or loss	(235)	214	(213)
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	6	1	3
Net gains/(losses) in respect of cost of hedging	4	(4)	(6)
Tax on items that may be reclassified subsequently to profit or loss	(2)	0	0
Total items from continuing operations that may be reclassified subsequently to profit or loss	8	(3)	(3)
Other comprehensive (loss)/income for the year, net of tax	(227)	211	(216)
Total comprehensive income for the year from discontinued operations	£ 4,856	£ 382	£ 121